Income (Loss) Per Share (Details) - Schedule of Earnings Per Share, Basic and Diluted (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Net loss attributable to common shareholders (in Dollars)					$ (556,655)	$ (344,487)
Net loss attributable to common shareholders, shares	30,531,365	28,705,243	30,523,860	28,333,390	28,971,983	25,119,175
Net loss attributable to common shareholders, per-share amount (in Dollars per share)	$ (0.05)	$ 0.03	$ (0.09)	$ 0.01	$ (0.02)	$ (0.01)
Effect of dilutive securities, convertible preferred stock					15,534,247	30,000,000
Net loss attributable to common shareholders and assumed conversions (in Dollars)					$ (556,655)	$ (344,487)
Net loss attributable to common shareholders and assumed conversions, shares	45,531,365	43,540,408	45,523,860	44,410,738	44,506,230	55,119,175
Net loss attributable to common shareholders and assumed conversions per-share amount (in Dollars per share)	$ (0.03)	$ 0.02	$ (0.06)	$ 0	$ (0.01)	$ (0.01)